Selling, General And Administrative Expenses - Schedule of Employees and Directors Expenses/(Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Directors And Employees [Abstract]
Wages and salaries	$ 379,006	$ 344,587	$ 307,527
Social security costs	66,375	56,277	42,972
Other pension costs	6,803	6,393	4,161
Share-based payments (equity-settled)	290,268	219,933	168,347
Share-based payments (cash-settled)	(10,071)	(9,265)	28,041
Share-based payments (employment related taxes)	(35,341)	(14,501)	95,245
Total employees and directors expenses	$ 697,040	$ 603,424	$ 646,293